Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Profit for the year	$ 2,538	$ 4,166	$ 4,479
Taxation	999	1,294	1,163
Share of after tax results of associates and joint ventures	(193)	(414)	(443)
Net finance charges	771	885	712
Non-operating items	220	70	(364)
Operating profit	4,335	6,001	5,547
Increase in inventories	(470)	(156)	(810)
(Increase)/decrease in trade and other receivables	(49)	(66)	142
Increase/(decrease) in trade and other payables and provisions	442	(546)	(746)
Net increase in working capital	(77)	(768)	(1,414)
Depreciation, amortisation and impairment	1,718	493	1,297
Dividends received	175	269	271
Post-employment payments less amounts included in operating profit	22	(18)	(31)
Other items	37	88	74
Adjustments to reconcile profit (loss), Total	1,952	832	1,611
Cash generated from operations	6,210	6,065	5,744
Interest received	181	156	157
Interest paid	(980)	(1,017)	(822)
Taxation paid	(1,114)	(1,099)	(1,443)
Interest and income taxes paid (received), classified as operating activities	(1,913)	(1,960)	(2,108)
Net cash inflow from operating activities	4,297	4,105	3,636
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	63	14	16
Purchase of property, plant and equipment and computer software	(1,612)	(1,510)	(1,417)
Movements in loans, other investments and other financial assets	(195)	(47)	(68)
Sale of businesses and brands	143	87	559
Acquisition of subsidiaries	(35)	(6)	(404)
Investments in associates and joint ventures	(84)	(133)	(112)
Net cash outflow from investing activities	(1,720)	(1,595)	(1,426)
Cash flows from financing activities
Share buyback programme	0	(987)	(1,673)
Net sale of own shares for share schemes	15	21	36
Net sale/(purchase) of treasury shares in respect of subsidiaries	8	(10)	0
Dividends paid to non-controlling interests	(138)	(117)	(117)
Proceeds from bonds	3,943	2,225	2,537
Repayment of bonds	(2,416)	(1,667)	(1,650)
Purchase of shares of non-controlling interests	(9)	(223)	(178)
Cash inflow from other borrowings	83	387	521
Cash outflow from other borrowings	(712)	(493)	(452)
Equity dividends paid	(2,298)	(2,242)	(2,065)
Unclaimed dividends and share forfeiture	30	0	0
Net cash outflow from financing activities	(1,494)	(3,106)	(3,041)
Net increase/(decrease) in net cash and cash equivalents	1,083	(596)	(831)
Exchange differences	(35)	(33)	(76)
Reclassification to assets and liabilities held for sale	21	(30)	0
Net cash and cash equivalents at beginning of the year	1,109	1,768	2,675
Net cash and cash equivalents at end of the year	2,178	1,109	1,768
Net cash and cash equivalents consist of:
Cash and cash equivalents	2,200	1,130	1,813
Bank overdrafts	$ (22)	$ (21)	$ (45)